Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Short Term Deposits [Line Items]
Short Term Deposits	¥ 9,018,298	$ 1,307,530	¥ 8,351,945
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits	3,676,450		2,460,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	¥ 5,341,848	$ 767,000	¥ 5,891,945	$ 924,125